Fair Value Measurements - Schedule of Common Collective Trust Fair Value (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 183,746,713	$ 160,958,982
Redemption notice period	30 days	30 days
NAV | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 5,319,786	$ 6,227,287
Unfunded commitment	$ 0	$ 0